Note 22 - Subordinated liabilities at amortized cost - Memorandum (Details) - EUR (€)		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities at amortized cost Abstract
Subordinated deposits		€ 384,000,000	€ 411,000,000	€ 427,000,000
Subordinated securities		17,635,000,000	17,635,000,000	16,889,000,000
Preferred securities		159,000,000	181,000,000	161,000,000
Convertible compound financial instruments		6,782,000,000	6,363,000,000	6,585,000,000
Other non convertible subordinated financing	[1]	10,693,000,000	11,092,000,000	10,143,000,000
Total		€ 18,018,000,000	€ 18,047,000,000	€ 17,316,000,000

[1]	(*) The €40 million subordinated issuances of BBVA Paraguay as of December 2019 are recorded in the heading "Liabilities included in disposal groups classified as held for sale".